UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number: 028-12767


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  303-815-1662

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              93

Form 13F Information Table Value Total:  $      170,816
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABORATORIES CMN                     COM            002824100     3211    59467 SH       SOLE                SOLE      0    0
ACCENTURE PLC CMN                           COM            G1151C101      745    17947 SH       SOLE                SOLE      0    0
AGCO CORP CMN                               COM            001084102     1222    37800 SH       SOLE                SOLE      0    0
AK STEEL HOLDING CORP CMN                   COM            001547108      756    35411 SH       SOLE                SOLE      0    0
ALLEGHANY CORP (DELAWARE) CMN               COM            017175100      331     1200 SH       SOLE                SOLE      0    0
AMERICAN APPAREL INC. CMN                   COM            023850100      155    50000 SH       SOLE                SOLE      0    0
AMERICAN ITALIAN PASTA COMPANY CLASS A      COM            027070101      511    14700 SH       SOLE                SOLE      0    0
AMGEN INC. CMN                              COM            031162100     2436    43056 SH       SOLE                SOLE      0    0
ANADARKO PETROLEUM CORP CMN                 COM            032511107      767    12291 SH       SOLE                SOLE      0    0
ANALOG DEVICES, INC. CMN                    COM            032654105     1181    37400 SH       SOLE                SOLE      0    0
APACHE CORP. CMN                            COM            037411105      801     7762 SH       SOLE                SOLE      0    0
APPLIED MATERIALS INC CMN                   COM            038222105     1652   118500 SH       SOLE                SOLE      0    0
BALLY TECHNOLOGIES INC CMN                  COM            05874B107     2271    55000 SH       SOLE                SOLE      0    0
BANK OF HAWAII CORPORATION CMN              COM            062540109      766    16269 SH       SOLE                SOLE      0    0
BAXTER INTERNATIONAL INC CMN                COM            071813109      787    13407 SH       SOLE                SOLE      0    0
BIOGEN IDEC INC. CMN                        COM            09062X103      842    15730 SH       SOLE                SOLE      0    0
BRINK'S COMPANY (THE) CMN                   COM            109696104     2910   119553 SH       SOLE                SOLE      0    0
BRISTOL-MYERS SQUIBB COMPANY CMN            COM            110122108      769    30451 SH       SOLE                SOLE      0    0
BROCADE COMMUNICATIONS SYSTEMS*, INC. CMN   COM            111621306      706    92500 SH       SOLE                SOLE      0    0
CALLAWAY GOLF CMN                           COM            131193104     1206   159901 SH       SOLE                SOLE      0    0
CEPHALON INC CMN                            COM            156708109     1661    26603 SH       SOLE                SOLE      0    0
CHECK POINT SOFTWARE TECH. LTD ORDINARY     COM            M22465104     1016    30000 SH       SOLE                SOLE      0    0
SHARES
CHICAGO BRIDGE & IRON COMPANY *N.V. CMN     N Y REGISTRY   167250109      708    35000 SH       SOLE                SOLE      0    0
SERIES                                      SH
CISCO SYSTEMS, INC. CMN                     COM            17275R102     2394   100000 SH       SOLE                SOLE      0    0
COVIDIEN PLC CMN                            COM            G2554F105     1513    31600 SH       SOLE                SOLE      0    0
DIAMOND OFFSHORE DRILLING, INC*. CMN        COM            25271C102      724     7357 SH       SOLE                SOLE      0    0
DISH NETWORK CORPORATION CMN CLASS A        COM            25470M109      748    36006 SH       SOLE                SOLE      0    0
DOMINION RESOURCES, INC. CMN                COM            25746U109      777    19963 SH       SOLE                SOLE      0    0
DUN & BRADSTREET CORP DEL NEW CMN           COM            26483E100     6108    72401 SH       SOLE                SOLE      0    0
EMC CORPORATION MASS CMN                    COM            268648102     3485   199500 SH       SOLE                SOLE      0    0
FIRST CASH FINANCIAL SERVICE INC            COM            31942D107      413    18607 SH       SOLE                SOLE      0    0
FLAGSTONE REINSURANCE HOLDINGS LTD          COM            G3529T105     3751   342864 SH       SOLE                SOLE      0    0
FOREST LABORATORIES INC CMN                 COM            345838106     3287   102381 SH       SOLE                SOLE      0    0
FOSTER WHEELER AG CMN                       COM            H27178104      442    15000 SH       SOLE                SOLE      0    0
GAP INC CMN                                 COM            364760108     2477   118226 SH       SOLE                SOLE      0    0
GILEAD SCIENCES CMN                         COM            375558103      698    16129 SH       SOLE                SOLE      0    0
GOOGLE, INC. CMN CLASS A                    COM            38259P508     3410     5500 SH       SOLE                SOLE      0    0
HEWITT ASSOCIATES, INC. CMN CLASS A         COM            42822Q100      756    17878 SH       SOLE                SOLE      0    0
HEWLETT-PACKARD CO. CMN                     COM            428236103     4121    80000 SH       SOLE                SOLE      0    0
HUDSON CITY BANCORP INC CMN                 COM            443683107     2797   203714 SH       SOLE                SOLE      0    0
ISHARES TR INDEX BARCLYS 20+ YR JAN 2011    COM            9EDASQJB4      258      101 SH  PUT  SOLE                SOLE      0    0
110
ISHARES SILVER TRUST ETF                    ISHARES        46428Q109     1654   100000 SH       SOLE                SOLE      0    0
ITRON INC CMN                               COM            465741106     1419    21000 SH       SOLE                SOLE      0    0
JACKSON HEWITT TAX SVCS INC CMN             COM            468202106      496   112800 SH       SOLE                SOLE      0    0
JOHNSON & JOHNSON CMN                       COM            478160104     2029    31500 SH       SOLE                SOLE      0    0
KING PHARAMACEUTICALS INC CMN               COM            495582108     3009   245263 SH       SOLE                SOLE      0    0
LEGG MASON, INC. CONV PFD USD3.5000(7.00%)  UNIT           524901303     1500    43913 SH       SOLE                SOLE      0    0
                                            99/99/9999
LENNAR CORP CMN CLASS B                     CL B           526057302      647    65726 SH       SOLE                SOLE      0    0
LIBERTY MEDIA HOLDING CORP CAPITAL CMN      COM            53071M302     8232   344705 SH       SOLE                SOLE      0    0
SERIES A TRACKING STOCK
LIBERTY MEDIA-STARZ SR A CMN SERIES A       COM            53071M708     4685   101506 SH       SOLE                SOLE      0    0
LOCKHEED MARTIN CORPORATION CMN             COM            539830109     1507    20000 SH       SOLE                SOLE      0    0
LORILLARD, INC. CMN                         COM            544147101     2862    35671 SH       SOLE                SOLE      0    0
MARKET VECTORS ETF TRUST GOLD MINERS INDEX  GOLD MINER ETF 57060U100     1386    30000 SH       SOLE                SOLE      0    0
FD ETF FUND
MARKET VECTORS ETF TRUST JR GO MUTUAL FUND  JR GOLD        57060U589      419    16262 SH       SOLE                SOLE      0    0
                                            MINERS E

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
MATTSON TECHNOLOGY INC CMN                  COM            577223100      130    36500 SH       SOLE                SOLE      0    0
MEDTRONIC INC CMN                           COM            585055106     1703    38724 SH       SOLE                SOLE      0    0
MICROSOFT CORPORATION CMN                   COM            594918104     6248   205000 SH       SOLE                SOLE      0    0
MIRANT CORPORATION CMN                      COM            60467R100      802    52521 SH       SOLE                SOLE      0    0
MOLSON COORS BREWING CO CMN CLASS B         CL B           60871R209     2032    45000 SH       SOLE                SOLE      0    0
MORGAN STANLEY CMN                          COM            617446448      811    27400 SH       SOLE                SOLE      0    0
MVC CAPITAL INC CLOSED END FUND             COM            553829102     1267   107405 SH       SOLE                SOLE      0    0
MYRIAD GENETICS INC CMN                     COM            62855J104      800    30662 SH       SOLE                SOLE      0    0
NAVISTAR INTL CORP (NEW) CMN                COM            63934E108     1533    39655 SH       SOLE                SOLE      0    0
NOBLE CORPORATION (CH) CMN                  COM            H5833N103      742    18226 SH       SOLE                SOLE      0    0
ON SEMICONDUCTOR CORP CMN                   COM            682189105      176    20000 SH       SOLE                SOLE      0    0
ORACLE CORPORATION CMN                      NOTE           68389X105     2993   122000 SH       SOLE                SOLE      0    0
PENN WEST ENERGY TRUST CMN                  SPON ADR       707885109     1056    60000 SH       SOLE                SOLE      0    0
PEOPLES UNITED FINANCIAL INC CMN            COM            712704105     1016    60850 SH       SOLE                SOLE      0    0
PHARMACEUTICAL PRODUCT DEVELOPMENT INC      COM            717124101      811    34594 SH       SOLE                SOLE      0    0
POLYCOM INC CMN                             COM            73172K104     1373    55000 SH       SOLE                SOLE      0    0
POTASH CORP. OF SASKATCHEWAN CMN            COM            73755L107     1085    10000 SH       SOLE                SOLE      0    0
POWERSHARES DB AGRICULTURE FUND - ETF       DB AGRICULT FD 73936B408     2644   100000 SH       SOLE                SOLE      0    0
PROSHARES TRUST PROSHARES ULTRASHORT        PSHS ULTSH     74347R297      998    20000 SH       SOLE                SOLE      0    0
LEHMAN 20+ YEAR TREASURY EXCHANGE-TRADED    20YRS
FUND
PROTALIX BIOTHERAPEUTICS INC CMN            COM            74365A101      232    35000 SH       SOLE                SOLE      0    0
QLT INC. CMN                                COM            746927102     4222   851112 SH       SOLE                SOLE      0    0
REPUBLIC AIRWAYS HOLDINGS, INC*. CMN        COM            760276105     7563  1024814 SH       SOLE                SOLE      0    0
SAKS INCORPORATED CMN                       COM            79377W108     3280   500000 SH       SOLE                SOLE      0    0
SMITH MICRO SOFTWARE INC CMN                COM            832154108      824    90000 SH       SOLE                SOLE      0    0
SNAP-ON INC CMN                             COM            833034101      844    19973 SH       SOLE                SOLE      0    0
SOTHEBY'S CMN CLASS A                       COM            835898107     1155    51400 SH       SOLE                SOLE      0    0
SPDR GOLD TRUST ETF                         GOLD SHS       78463V107     3219    30000 SH       SOLE                SOLE      0    0
SPIRIT AEROSYSTEMS  HOLDINGS INC CMN        COM            848574109     2383   120000 SH       SOLE                SOLE      0    0
STRYKER CORP CMN                            COM            863667101     2069    41079 SH       SOLE                SOLE      0    0
SUNCOR ENERGY INC. CMN                      COM            867224107     1059    30000 SH       SOLE                SOLE      0    0
SYBASE INC CMN                              COM            871130100     1736    40000 SH       SOLE                SOLE      0    0
TEVA PHARMACEUTICAL IND LTD ADS             ADR            881624209     2420    43071 SH       SOLE                SOLE      0    0
TEXAS INSTRUMENTS INC. CMN                  COM            882508104      782    30000 SH       SOLE                SOLE      0    0
UNITED STATES NATURALGAS FD LP ETF          UNIT           912318102      257    25508 SH       SOLE                SOLE      0    0
UNITED STATES OIL FUND LP ETF               UNITS          91232N108      604    15382 SH       SOLE                SOLE      0    0
WAL MART STORES INC CMN                     COM            931142103     3975    74363 SH       SOLE                SOLE      0    0
WHITE MTNS INS GROUP LTD CMN                COM            G9618E107     6845    20577 SH       SOLE                SOLE      0    0
YAHOO INC CMN                               COM            984332106     1678   100000 SH       SOLE                SOLE      0    0
ZIMMER HLDGS INC CMN                        COM            98956P102     2035    34424 SH       SOLE                SOLE      0    0